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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one): [  ] is a restatement.
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Quadrant, L.P.
Address:		800 E. Colorado Blvd.
Suite 900
Pasadena, CA  91101

13F File Number:	  028-05582

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Kevin W. Brennan
Title:	Controller - Portfolio Accounting
Phone:	626-683-4123
Signature, Place and Date of Signing:

Kevin W. Brennan	Pasadena, CA	May 14, 2001

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Report for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	2

Form 13F Information Table Entry Total: 1,165

Form 13F Information Table Value Total: $2,604,821,000



List of Other Included Managers:

No.	13F File Number		Name

01	28-2437			Strategic Investment Mgmt.
02	pending			Affiliated Managers Group